Intangible Assets/Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Intangible liabilities - Charter Agreements
	December 31,	December 31,
	2018	2017
Opening balance	$10,482	$12,527
Amortization in period	(2,012)	(2,045)
Closing balance	$8,470	$10,482

Intangible assets - Charter Agreements
	December 31,	December 31,
	2018	2017
Opening balance	$700	$937
Additions through the Poseidon Transaction	5,404	—
Amortization in the year	(704)	(237)
Closing balance	$5,400	$700